Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 14, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [line items]
Dividends declared per share		$ 0.42	$ 0.36
DRIP percentage		11.00%	19.00%
Fair value of shares received		$ (12,402)
Other long term warrants held [Member]
Disclosure of cash flow statement [line items]
Number of share purchase warrants received		2,000,000
Gold X Mining Corp [Member]
Disclosure of cash flow statement [line items]
Number of common shares received	4,467,317
Fair value of shares received	$ 12,000	$ (12,402)
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares		189,000	$ 161,000
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares		168,000	130,000
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares		$ 21,000	$ 31,000
Receipts of Warrants as Consideration for Contract Amendments [Member] | Other long term warrants held [Member]
Disclosure of cash flow statement [line items]
Number of share purchase warrants received		2,000,000